SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Avino Mine [Member]
Statement [Line Items]
Estimated remaining life (in years)	20 years 4 months 24 days	8 years 5 months 30 days